Annual Operating Expenses {- Franklin Global Allocation Fund} - Franklin Global Allocation Fund-02 - Franklin Global Allocation Fund	May 01, 2021
Class A
Operating Expenses:
Management fees	0.58%	[1]
Distribution and service (12b-1) fees	0.25%
Other expenses	0.14%	[1]
Acquired fund fees and expenses	0.05%	[1]
Total annual Fund operating expenses	1.02%	[1]
Fee waiver and/or expense reimbursement	(0.04%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.98%	[1],[2],[3]
Class C
Operating Expenses:
Management fees	0.58%	[1]
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%	[1]
Acquired fund fees and expenses	0.05%	[1]
Total annual Fund operating expenses	1.77%	[1]
Fee waiver and/or expense reimbursement	(0.04%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.73%	[1],[2],[3]
Class R
Operating Expenses:
Management fees	0.58%	[1]
Distribution and service (12b-1) fees	0.50%
Other expenses	0.14%	[1]
Acquired fund fees and expenses	0.05%	[1]
Total annual Fund operating expenses	1.27%	[1]
Fee waiver and/or expense reimbursement	(0.04%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	1.23%	[1],[2],[3]
Class R6
Operating Expenses:
Management fees	0.58%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.19%	[1]
Acquired fund fees and expenses	0.05%	[1]
Total annual Fund operating expenses	0.82%	[1]
Fee waiver and/or expense reimbursement	(0.19%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.63%	[1],[2],[3]
Advisor Class
Operating Expenses:
Management fees	0.58%	[1]
Distribution and service (12b-1) fees	none
Other expenses	0.14%	[1]
Acquired fund fees and expenses	0.05%	[1]
Total annual Fund operating expenses	0.77%	[1]
Fee waiver and/or expense reimbursement	(0.04%)	[2],[3]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.73%	[1],[2],[3]

[1]

1. The fees and expenses in the table above have been restated to reflect the addition of the management fee for the Fund, as well as changes in other expenses and acquired fund fees and expenses due to changes in the Fund’s investment strategies effective on February 1, 2021. Consequently, the total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights.

[2]

2. The transfer agent has contractually agreed to limit its fees on Class R6 shares to 0.03% until April 30, 2022. During the term, this fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the cap on Fund’s fees and expenses (which would result in lower fees for shareholders).

[3]

3. The investment manager has contractually agreed to waive or assume certain expenses so that total annual fund operating expenses (including acquired fees and expenses but excluding Rule 12b-1 fees and certain non-routine expenses) for each class of the Fund do not exceed 0.73% until April 30, 2022. During their terms, these fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except that the investment manager or transfer agent may amend the agreement to add series and classes, to reflect the extension of termination dates, or to lower the cap on fees and expenses, which would result in lower fees for shareholders.